Pension and Postretirement Benefit Plans Funded Status (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 28, 2011	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2011	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Change in Plan Assets:
Funded (unfunded) status					$ (10,000)	$ 6,500
Amounts included in the balance sheet:
Accumulated benefit obligation					275,000	232,200
Foreign Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year		$ (163,150)	$ (138,304)		(138,304)	(131,580)
Service costs					(2,995)	(3,398)	$ (2,002)
Interest costs					(5,356)	(4,980)	(5,032)
Participant contributions					(171)	(170)
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation					(2,594)	(1,602)
Plan amendments					0	622
Actuarial gain / (loss)					(39,661)	2,273
Settlements / curtailments					204	0
Benefit payments					(4,959)	(4,917)
Currency translation					20,768	(4,386)
Benefit obligation at end of year					(163,150)	(138,304)	(131,580)
Change in Plan Assets:
Fair value at beginning of year		164,163	144,331		144,331	139,064
Actual return on plan assets					41,160	(877)
Employer and participant contributions					4,938	4,788
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets					0	1,203
Settlements / curtailments					(204)	(263)
Benefit payments					(4,959)	(4,917)
Benefit payments					(4,959)	(4,618)
Currency translation					(21,103)	5,034
Fair value at end of year					164,163	144,331	139,064
Funded (unfunded) status					1,013	6,027
Amounts included in the balance sheet:
Net amount recognized					1,013	6,027
United States Pension Plan of US Entity, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year		(115,026)	(98,320)		(98,320)	(16,309)
Service costs					(322)	(4)	0
Interest costs					(4,416)	(1,067)	(620)
Participant contributions					0	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation					0	(84,932)
Plan amendments					0	0
Actuarial gain / (loss)					(18,229)	2,670
Settlements / curtailments					0	0
Benefit payments					(6,261)	(1,322)
Currency translation					0	0
Benefit obligation at end of year					(115,026)	(98,320)	(16,309)
Change in Plan Assets:
Fair value at beginning of year		104,058	98,822		98,822	12,172
Actual return on plan assets					10,776	2,270
Employer and participant contributions					721	721
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets					0	84,981
Settlements / curtailments					0	0
Benefit payments					(6,261)	(1,322)
Currency translation					0	0
Fair value at end of year					104,058	98,822	12,172
Funded (unfunded) status					(10,968)	502
Amounts included in the balance sheet:
Net amount recognized					(10,968)	502
Pension Plans
Change in Projected Benefit Obligation:
Service costs		(1,001)	(873)
Interest costs		(1,975)	(2,458)
Actuarial gain / (loss)		98	(4)
Postretirement Benefit Plans
Change in Projected Benefit Obligation:
Service costs		(2)	(9)
Interest costs		(44)	(93)
Actuarial gain / (loss)		2	5
U.S. Plans Benefits
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year		(2,081)	(2,034)		(2,034)	0
Additional benefit obligations					0	0
Service costs					0	0	0
Interest costs					(89)	(11)	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation					0	(2,030)
Actuarial gain / (loss)					17	7
Settlements / curtailments					0	0
Benefit payments					(25)	0
Currency translation					0	0
Benefit obligation at end of year					(2,081)	(2,034)	0
Change in Plan Assets:
Fair value at beginning of year		0	0		0	0
Actual return on plan assets					0	0
Employer and participant contributions					25	0
Benefit payments					(25)	0
Currency translation					0	0
Fair value at end of year					0	0	0
Funded (unfunded) status					(2,081)	(2,034)
Amounts included in the balance sheet:
Net amount recognized					(2,081)	(2,034)
Non-U.S. Plans Benefits
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year		(3,432)	(5,511)		(5,511)	(4,864)
Additional benefit obligations					0	0
Service costs	$ (69)			$ (59)	(7)	(59)
Interest costs	$ (218)			$ (187)	(146)	(187)
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation					1,834	(1,419)
Actuarial gain / (loss)					(237)	305
Settlements / curtailments					0	182
Benefit payments					(314)	(381)
Currency translation					321	150
Benefit obligation at end of year					(3,432)	(5,511)	(4,864)
Change in Plan Assets:
Fair value at beginning of year		$ 0	$ 0		0	0
Actual return on plan assets					0	0
Employer and participant contributions					314	381
Benefit payments					(314)	(381)
Currency translation					0	0
Fair value at end of year					0	0	$ 0
Funded (unfunded) status					(3,432)	(5,511)
Amounts included in the balance sheet:
Net amount recognized					(3,432)	(5,511)
Current assets | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Current assets					0	0
Current assets | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Current assets					0	0
Other noncurrent assets | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent assets					10,018	12,133
Other noncurrent assets | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent assets					0	0
Other noncurrent assets | U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent assets					0	0
Other noncurrent assets | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent assets					0	0
Accounts payable and accrued liabilities | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Accounts payable and accrued liabilities					(1,217)	(346)
Accounts payable and accrued liabilities | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Accounts payable and accrued liabilities					0	0
Accounts payable and accrued liabilities | U.S. Plans Benefits
Amounts included in the balance sheet:
Accounts payable and accrued liabilities					(97)	(119)
Accounts payable and accrued liabilities | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Accounts payable and accrued liabilities					(297)	(492)
Other noncurrent liabilities | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent liabilities					(7,788)	(5,760)
Other noncurrent liabilities | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent liabilities					(10,968)	502
Other noncurrent liabilities | U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent liabilities					(1,984)	(1,915)
Other noncurrent liabilities | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent liabilities					$ (3,135)	$ (5,019)